Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004012
Average Annual Return [Line Items]
Average Annual Return, Percent	20.18%		2.52%		4.10%
Without Sales Load [Member] | C000166321
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%		2.67%	5.90%
Without Sales Load [Member] | C000225809
Average Annual Return [Line Items]
Average Annual Return, Percent	21.42%	(6.60%)
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		4.62%		4.69%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		4.62%	6.70%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	(4.25%)